May 6, 2005

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

		RE:	The GNMA Fund Investment Accumulation Program, Inc.
Post-Effective Amendment No. 30 to the Registration
Statement on Form N-1A
(Securities Act File No. 2-60367,
Investment Company Act No. 811-02788)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), GNMA Fund Investment Accumulation Program, Inc. hereby certifies that:

(1)	the form of Prospectus and Statement of
Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No.30 to the Fund's Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment
No. 30 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on April 29, 2005.

Sincerely,

The GNMA Fund Investment Accumulation Program, Inc.


/s/ Alice A. Pellegrino



Alice A. Pellegrino
Secretary of Fund